Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents
Detail of cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of December 31,
(in thousands of euros)	2025	2024
Cash and bank accounts	810	5,309
Short-term bank deposits	51,940	44,427
Net cash and cash equivalents	52,750	49,737